SHARE-BASED COMPENSATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended		12 Months Ended
	Sep. 07, 2023 shares	Sep. 15, 2021 shares	Feb. 14, 2021 USD ($) shares	Jun. 17, 2020 shares	Jan. 21, 2019 M shares	Sep. 04, 2018 M shares	Jun. 06, 2017 $ / shares shares	Dec. 15, 2004	Sep. 30, 2025 item shares	Mar. 31, 2025 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Apr. 07, 2026 shares	Dec. 31, 2025 USD ($) $ / shares	Feb. 28, 2025 shares	Dec. 31, 2024 $ / shares	Oct. 31, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2023 shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2018 shares	Aug. 31, 2016 shares	Nov. 30, 2015 shares	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses											¥ 116,053	$ 16,595	¥ 44,675	¥ 70,760
Unrecognized compensation cost, recognition period											1 year 7 months 20 days	1 year 7 months 20 days
Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled					15,000,000	6,200,000
Equity granted						30,000,000
Number of vesting installments | M					36	36
Number of vesting installments after modification | M					24
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock par value | $ / shares																$ 0.01		$ 0.01
Number of awards granted			33,090,000
Granted		4,950,000	900,000
Market capitalization | $			$ 500,000
Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses											¥ 116,100	$ 16,600	¥ 44,700	¥ 70,800
Unrecognized compensation cost											¥ 157,100					$ 22,500
Restricted shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested period		2 years
Number of awards granted	205,200,000	44,290,560	32,190,000	29,100,000
Market capitalization | $			$ 400,000
Restricted shares | Class A ordinary shares | Executive Officers and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period	3 years
Restricted shares | Class A ordinary shares | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	9,450,000
Share-based compensation arrangement by share-based payment award, award requisite service period	3 years
Performance based Restricted Shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted				15,600,000
Time based Restricted Shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted				13,500,000
Lock in period				6 months
Share incentive awards | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance	214,650,000
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance																					550,000,000	250,000,000	100,000,000	100,000,000	34,449,614	14,449,614	6,449,614
Stock options contractual term								5 years
Shares vested period								3 years
Vesting percentage								33.33%		2.78%
Common stock par value | $ / shares							$ 0.01
Number of options exercised							6,328,535
Number of options cancelled							10,806,665
Share-based awards vesting period										3 years
Number of consultants | item									3
2004 Option Plan | Subsequent event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares															50,000
ordinary shares, available for future grants															619,565,500
2004 Option Plan | Tranche I | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									25.00%
2004 Option Plan | Tranche I | Non employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									33.30%
2004 Option Plan | Tranche II | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									25.00%
2004 Option Plan | Tranche II | Non employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									33.30%
2004 Option Plan | Tranche III | Non employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									33.30%
2004 Option Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance									7,652,700	7,281,300							5,929,200		63,947,400	11,250,000
2004 Option Plan | Class A ordinary shares | Directors, officers and employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance										450,000,000
2004 Option Plan | Class A ordinary shares | Directors, officers, employees, and three consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance									535,500,000
2004 Option Plan | ADR | Directors, officers and employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance										1,500,000
2004 Option Plan | ADR | Directors, officers, employees, and three consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance									1,785,000